                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/02

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.):   [ ]     is a restatement.
                                    [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Petros Advisors LLC
         ___________________________________________________
Address:        8711 E. Pinnacle Peak Road, F207
         ___________________________________________________
                Scottsdale, AZ 85255
         ___________________________________________________

Form 13F File Number: 28-__6013__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Andrew Brinkman
          ________________________________________
Title:       Chief Operating Officer
          ________________________________________
Phone:       (480) 585-5844
          ________________________________________

Signature, Place, and Date of Signing:


 Andrew J. Brinkman             Scottsdale, AZ                7/24/2002
______________________      ______________________       ______________________
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name
         28-____________            _______________________________
         [Repeat as necessary.]

                                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           N/A
                                                     ______________
Form 13F Information Table Entry Total:                       45
                                                     ______________

Form 13F Information Table Value Total:              $    70,306
                                                     ______________
                                                       (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number      Name

         ____     28-____________           _________________________

         [Repeat as necessary.]

         None

As of June 30, 2002                                    FORM 13F

                                                                                             ______________________________

     Page 1 of 1                             Name of Reporting Manager  Petros Advisors LLC           (SEC USE ONLY)
____________________________________________________________________________________________________________________________________
                                                                             Item 6:                              Item 8:
                                                                     Investment Discretion                 Voting Authority (Shares)
                                                                   ________________________                _________________________


         Item 1:                       Item 3:   Item 4:  Item 5:
          Name              Item 2     Class      Fair   Shares or          (b) Shared  (c)     Item 7:
          of                 Title     CUSIP     Market  Principal   (a)    As Defined Shared   Managers    (a)    (b)   (c)
         Issuer            of Class    Number    Value    Amount     Sole   in Instr.V Other   See Instr.V  Sol   Shared None
____________________________________________________________________________________________________________________________________
Amerada Hess Corp            COM     023551104   825,000   10,000                                            10,000
Americredit Corp             COM     03060R101 2,103,750   75,000                                            75,000
Andrx Group                  COM     034553107 1,618,200   60,000                                            60,000
Anglogold Limited-Spon Adr   COM     035128206 1,043,200   40,000                                            40,000
Avigen Inc                   COM     053690103 1,646,750  175,000                                           175,000
Ball Corp                    COM     058498106 1,037,000   25,000                                            25,000
Barrick Gold Corp            COM     067901108   569,700   30,000                                            30,000
Bear Stearns Companies Inc   COM     073902108 1,836,000   30,000                                            30,000
Charter One Fin Inc          COM     160903100   859,500   25,000                                            25,000
Countrywide Credit Ind Inc   COM     222372104 2,412,500   50,000                                            50,000
Crown Cork & Seal Co Inc     COM     228255105 1,370,000  200,000                                           200,000
Ebay Inc                     COM     278642103 1,540,500   25,000                                            25,000
Echostar Communications -A   COM     278762109 2,041,600  110,000                                           110,000
Exxon Mobil Corporation      COM     30231G102 1,227,600   30,000                                            30,000
FMC Technologies Inc         COM     30249U101 1,671,180   80,500                                            80,500
Fifth Third Bancorp          COM     316773100   666,500   10,000                                            10,000
Grant Prideco Inc            COM     38821G101 1,020,000   75,000                                            75,000
Greenpoint Financial Corp    COM     395384100 1,964,000   40,000                                            40,000
Grey Wolf Inc                COM     397888108   409,000  100,000                                           100,000
Griffon Corporation          COM     398433102 1,357,500   75,000                                            75,000
Humana Inc                   COM     444859102   390,750   25,000                                            25,000
Hunt (jb) Transprt Svcs Inc  COM     445658107 3,542,400  120,000                                           120,000
I-Stat Corp                  COM     450312103 1,180,140  331,500                                           331,500
Iomega Corp                  COM     462030305 2,827,000  220,000                                           220,000
Ishares Msci Japan           COM     464286848   843,000  100,000                                           100,000
Kb Home                      COM     48666K109 4,120,800   80,000                                            80,000
Landstar System Inc          COM     515098101 1,602,750   15,000                                            15,000
New Century Financial Corp   COM     64352D101 2,622,750   75,000                                            75,000
Newmont Mining Corp          COM     651639106   394,950   15,000                                            15,000
Officemax Inc                COM     67622M108   883,500  150,000                                           150,000
Peregrine Systems Inc        COM     71366Q101    75,000  250,000                                           250,000
Petsmart Inc                 COM     716768106 2,005,000  125,000                                           125,000
Pride International Inc      COM     74153Q102 1,566,000  100,000                                           100,000
Quaker Fabric Corp           COM     747399103 1,394,910   90,000                                            90,000
Rent-Way Inc                 COM     76009U104 1,295,000  100,000                                           100,000
Republic Services Inc        COM     760759100 1,907,000  100,000                                           100,000
Shaw Group Inc               COM     820280105 2,609,500   85,000                                            85,000
Standard-Pacific Corp        COM     85375C101 3,858,800  110,000                                           110,000
Swift Transportation Co Inc  COM     870756103 3,495,000  150,000                                           150,000
Symantec Corp                COM     871503108 2,135,250   65,000                                            65,000
Transocean Sedco Forex Inc   COM     893817106   467,250   15,000                                            15,000
Valero Energy Corp           COM     91913Y100   187,100    5,000                                             5,000
Washington Mutual Inc        COM     939322103   927,750   25,000                                            25,000
Westpoint Stevens Inc        COM     961238102 1,741,500  450,000                                           450,000
Winn-Dixie Stores Inc        COM     974280109 1,013,350   65,000                                            65,000